OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2015
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION [Abstract]
OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION
NOTE 9 -           OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION

Accrued expenses:

	December 31,
	2015	2014

Employees and payroll accruals	$2,657	$2,149
Accrued expenses	1,081	543
Authorities	952	428
Advances from customers	1,295	741
Deferred income	240	117
Warranty provision	324	251
Contingent consideration	500	-
Accrued royalties	752	368
Hedge instruments	14	463

	$7,815	$5,060